Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
July 31, 2022
AEA-NPRT3-0922
1.804857.118
Common Stocks - 95.0%
	Shares	Value ($)
Bermuda - 0.3%
Huanxi Media Group Ltd. (a)	10,487,142	1,683,308
Cayman Islands - 27.0%
Agora, Inc. ADR (a)	220,500	1,082,655
Akeso, Inc. (a)(b)	672,728	1,799,677
Alibaba Group Holding Ltd. (a)	1,313,833	14,772,040
Alibaba Group Holding Ltd. sponsored ADR (a)	188,112	16,811,569
Antengene Corp. (a)(b)	1,628,498	1,076,689
Archosaur Games, Inc. (b)	1,088,517	675,305
Bairong, Inc. (a)(b)	920,593	1,053,125
BC Technology Group Ltd. (a)	1,520,503	588,839
Bilibili, Inc. ADR (a)(c)	319,893	7,818,185
Boqii Holding Ltd. ADR (a)(c)	75,273	138,510
Frontage Holdings Corp. (a)(b)	8,947,203	2,929,249
Innovent Biologics, Inc. (a)(b)	365,822	1,526,220
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	588,487	323,859
Kangji Medical Holdings Ltd. (c)	723,005	606,042
KE Holdings, Inc. ADR (a)	486,517	6,864,755
Kindstar Globalgene Technology, Inc. (a)(b)	2,060,509	611,598
Li Auto, Inc. Class A (a)	317,993	5,108,207
Medlive Technology Co. Ltd. (b)	433,869	551,601
Meituan Class B (a)(b)	819,074	18,374,577
Microport Cardioflow Medtech Corp. (a)(b)(c)	6,266,916	1,931,991
Ming Yuan Cloud Group Holdings Ltd. (c)	2,785,517	2,558,450
New Horizon Health Ltd. (a)(b)	969,361	2,908,120
Pinduoduo, Inc. ADR (a)	453,771	22,239,317
RLX Technology, Inc. ADR (a)	350,399	567,646
Sea Ltd. ADR (a)	28,320	2,161,382
Smoore International Holdings Ltd. (b)(c)	764,789	1,773,164
Sunac China Holdings Ltd. (d)	2,393,047	609,701
Tencent Holdings Ltd.	52,289	2,020,908
Wuxi Biologics (Cayman), Inc. (a)(b)	686,603	6,572,245
XPeng, Inc. ADR (a)	251,300	6,139,259
Zai Lab Ltd. (a)	225,763	921,757
Zai Lab Ltd. ADR (a)	48,556	1,967,975
TOTAL CAYMAN ISLANDS		135,084,617
China - 18.0%
Anhui Korrun Co. Ltd. (A Shares)	655,206	1,358,128
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	15,262	208,421
Beijing Shiji Information Technology Co. Ltd. (A Shares)	2,818,083	5,951,542
Beijing Sinohytec Co. Ltd. (A Shares)	219,620	3,440,485
DBAPPSecurity Ltd. (A Shares) (a)	35,500	719,664
Empyrean Technology Co. Ltd. (A Shares) (a)	262,600	2,934,889
Estun Automation Co. Ltd.:
(A Shares)	1,567,800	6,596,845
(A Shares)	1,271,800	5,351,363
Glodon Co. Ltd. (A Shares)	162,500	1,118,239
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	514,269	1,824,550
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	278,156	2,872,114
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	241,608	3,660,380
Hundsun Technologies, Inc. (A Shares)	448,900	2,830,676
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	587,200	3,076,881
Jiangxi Copper Co. Ltd. (A Shares)	1,088,500	2,727,600
Joinn Laboratories China Co. Ltd. (A Shares)	225,621	3,707,587
MicroTech Medical (Hangzhou) Co. Ltd. (H Shares) (a)(b)	611,702	716,908
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	166,167	3,621,520
Pharmaron Beijing Co. Ltd. (A Shares)	281,748	3,238,060
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	435,300	2,438,156
Shenzhen Inovance Technology Co. Ltd. (A Shares)	569,826	5,591,032
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	100,406	4,317,485
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	99,500	1,048,294
Sungrow Power Supply Co. Ltd. (A Shares)	366,400	6,745,346
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	1,002,221	1,800,191
Weihai Guangwei Composites Co. Ltd. (A Shares)	350,228	3,645,934
WuXi AppTec Co. Ltd. (H Shares) (b)	439,133	5,314,416
Yunnan Energy New Material Co. Ltd.	104,800	3,328,045
TOTAL CHINA		90,184,751
Germany - 2.0%
Delivery Hero AG (a)(b)	153,596	7,410,451
Shop Apotheke Europe NV (a)(b)	27,397	2,650,585
TOTAL GERMANY		10,061,036
Hong Kong - 2.4%
AIA Group Ltd.	872,946	8,770,183
Hong Kong Exchanges and Clearing Ltd.	72,321	3,318,844
TOTAL HONG KONG		12,089,027
India - 13.5%
Amber Enterprises India Ltd. (a)	38,228	1,206,556
Asian Paints Ltd.	55,339	2,335,143
Aster DM Healthcare Ltd. (a)(b)	329,507	955,188
Bajaj Finance Ltd.	20,559	1,879,544
Computer Age Management Services Private Ltd.	167,690	5,217,394
Delhivery Private Ltd.	225,077	1,810,166
Devyani International Ltd.	830,581	1,884,421
Dixon Technologies India Ltd.	70,561	3,306,430
HDFC Asset Management Co. Ltd. (b)	78,360	1,931,181
HDFC Bank Ltd.	129,389	2,360,109
Hindustan Aeronautics Ltd.	160,876	4,106,657
Housing Development Finance Corp. Ltd.	150,698	4,542,593
Indian Energy Exchange Ltd. (b)	1,092,518	2,209,302
Infosys Ltd.	304,278	5,962,035
Kotak Mahindra Bank Ltd.	105,792	2,426,861
Page Industries Ltd.	5,517	3,408,043
Reliance Industries Ltd.	466,488	14,819,560
Sapphire Foods India Ltd.	119,115	1,729,439
Tata Consultancy Services Ltd.	89,160	3,725,237
Vijaya Diagnostic Centre Pvt Ltd.	58,123	251,009
Voltas Ltd.	127,337	1,618,659
Zomato Ltd. (a)	151,220	89,782
TOTAL INDIA		67,775,309
Indonesia - 0.4%
PT Bank Central Asia Tbk	4,078,333	2,027,993
Japan - 6.1%
BASE, Inc. (a)(c)	617,914	1,745,968
Demae-Can Co. Ltd. (a)(c)	426,367	2,047,364
Freee KK (a)	236,669	5,765,082
Hennge K.K. (a)(c)	275,630	2,235,058
Lifenet Insurance Co. (a)	207,627	1,284,725
Money Forward, Inc. (a)	196,317	5,089,960
SHIFT, Inc. (a)	19,240	3,023,840
Uzabase, Inc. (a)	227,344	1,390,416
Z Holdings Corp.	2,261,530	7,992,786
TOTAL JAPAN		30,575,199
Korea (South) - 4.7%
Gabia, Inc.	64,100	581,101
ILJIN Hysolus Co. Ltd. (a)	2,200	60,416
Kakao Pay Corp. (a)(c)	82,140	3,970,879
LG Energy Solution (a)	1,614	524,329
Samsung Electronics Co. Ltd.	391,590	18,466,607
TOTAL KOREA (SOUTH)		23,603,332
Mauritius - 1.1%
MakeMyTrip Ltd. (a)(c)	169,164	5,413,248
Netherlands - 1.2%
ASML Holding NV (Netherlands)	3,918	2,251,903
NXP Semiconductors NV	19,838	3,647,811
Yandex NV Series A (a)(d)	79,813	273,746
TOTAL NETHERLANDS		6,173,460
Singapore - 2.9%
DBS Group Holdings Ltd.	147,500	3,365,707
Oversea-Chinese Banking Corp. Ltd.	606,600	5,140,754
United Overseas Bank Ltd.	288,400	5,753,967
TOTAL SINGAPORE		14,260,428
Taiwan - 10.3%
GlobalWafers Co. Ltd.	130,000	1,962,925
MediaTek, Inc.	80,000	1,837,255
Taiwan Semiconductor Manufacturing Co. Ltd.	2,741,393	46,861,888
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,200	814,016
TOTAL TAIWAN		51,476,084
United Kingdom - 1.4%
Yunnan Botanee Bio-Technology Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/23/23 (a)(b)	154,900	4,479,895
ZWSOFT Co. Ltd. (Guangzhou) ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 10/12/23 (a)(b)	70,620	2,282,143
TOTAL UNITED KINGDOM		6,762,038
United States of America - 3.4%
Array Technologies, Inc. (a)(c)	159,785	2,692,377
ATRenew, Inc. ADR (a)(c)	86,546	219,827
Li Auto, Inc. ADR (a)	106,119	3,484,948
NVIDIA Corp.	15,427	2,802,006
onsemi (a)	49,470	3,303,607
Smart Share Global Ltd. ADR (a)(c)	337,584	401,725
Snap, Inc. Class A (a)	397,600	3,928,288
Space Exploration Technologies Corp. Class A (a)(d)(e)	6,000	420,000
TOTAL UNITED STATES OF AMERICA		17,252,778
Vietnam - 0.3%
Vietnam Dairy Products Corp.	428,640	1,338,083
TOTAL COMMON STOCKS (Cost $551,501,029)		475,760,691

Preferred Stocks - 1.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
China - 0.5%
ByteDance Ltd. Series E1 (a)(d)(e)	11,980	1,719,609
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	65,318	585,902
		2,305,511
Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	103,178	4,517,667
TOTAL PREFERRED STOCKS (Cost $5,724,596)		6,823,178

Convertible Bonds - 0.5%
	Principal Amount (f)	Value ($)
Cayman Islands - 0.5%
ZKH Group Ltd. 8% 12/23/22 (d)(e) (Cost $2,658,520)	2,658,520	2,658,520

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	5,243,755	5,244,804
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	21,068,898	21,071,005
TOTAL MONEY MARKET FUNDS (Cost $26,315,809)		26,315,809

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $586,199,954)	511,558,198
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(10,983,834)
NET ASSETS - 100.0%	500,574,364

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,066,101 or 14.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,384,031 or 1.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	1,312,699
dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	927,721
Space Exploration Technologies Corp. Class A	2/16/21	251,994
ZKH Group Ltd. 8% 12/23/22	2/24/22	2,658,520

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	7,015,578	180,525,791	182,296,565	36,683	-	-	5,244,804	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	67,864,930	130,266,694	177,060,619	202,385	-	-	21,071,005	0.1%
Total	74,880,508	310,792,485	359,357,184	239,068	-	-	26,315,809

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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